ORGANIZATION AND DESCRIPTION OF BUSINESS	9 Months Ended
Sep. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS	ORGANIZATION AND DESCRIPTION OF BUSINESS
GRI Bio, Inc. (GRI or the Company), based in La Jolla, CA, was incorporated in Delaware in May 2009, which is the date of inception.
GRI is a clinical-stage biopharmaceutical company focused on discovering, developing, and commercializing innovative therapies that target serious diseases associated with dysregulated immune responses leading to inflammatory, fibrotic, and autoimmune disorders. The Company’s goal is to be an industry leader in developing therapies to treat these diseases and to improve the lives of patients suffering from such diseases. The Company’s lead product candidate, GRI-0621, is an oral inhibitor of type 1 Natural Killer T (iNKT I) cells and is being developed for the treatment of severe fibrotic lung diseases such as idiopathic pulmonary fibrosis (IPF). The Company’s product candidate portfolio also includes GRI-0803 and a proprietary library of 500+ compounds. GRI-0803, the lead molecule selected from the library, is a novel oral agonist of type 2 Natural Killer T (NKT II) cells and is being developed for the treatment of autoimmune disorders, with much of its preclinical work in Systemic Lupus Erythematosus Disease (SLE) or lupus and multiple sclerosis (MS).
Reverse Merger with Vallon Pharmaceuticals, Inc.
On April 21, 2023, the Company (formerly Vallon Pharmaceuticals, Inc.(Vallon)) consummated a merger with GRI Bio Operations, Inc. (formerly GRI Bio, Inc.) (Private GRI) pursuant to an Agreement and Plan of Merger, as amended (the Merger Agreement), by and among the Company, Private GRI and Vallon Merger Sub, Inc. (Merger Sub), a Delaware corporation and wholly-owned subsidiary of the Company (Note 4). The Merger Agreement provided for the merger of Merger Sub with and into Private GRI, with Private GRI surviving the merger as a wholly-owned subsidiary of the Company (the Merger). In connection with the closing of the Merger (the Closing), the Company amended its certificate of incorporation and bylaws to change its name from “Vallon Pharmaceuticals, Inc.” to “GRI Bio, Inc.” In addition, prior to the effective time of the Merger (the Effective Time), the Company effected a reverse stock split of the Company’s common stock at a ratio of 1 for 30 (the Reverse Stock Split). At the Effective Time, each share of Private GRI’s common stock outstanding immediately prior to the Effective Time automatically converted solely into the right to receive a number of shares of the Company's common stock equal to 0.0374 (the Exchange Ratio).
Except as otherwise indicated or as the context requires, references herein to “GRI Bio,” the “Company,” or the “combined company,” refer to GRI Bio, Inc. on a post-Merger basis, and references to “Private GRI” refer to the business of GRI Bio, Inc. prior to the completion of the Merger. References to “Vallon” refer to Vallon Pharmaceuticals, Inc. prior to the completion of the Merger.
Basis of Presentation
As discussed in Note 4, the Merger was accounted for as reverse recapitalization under which the historical financial statements of the Company prior to the Merger are the historical financial statements of the accounting acquirer, Private GRI. All common stock, per share and related information presented in the consolidated financial statements and notes prior to the Merger has been retroactively adjusted to reflect the Exchange Ratio and Reverse Stock Split for all periods presented, to the extent applicable.